Common Stock And Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Common Stock And Share-Based Compensation

NOTE 5: COMMON STOCK AND SHARE-BASED COMPENSATION

PG&E Corporation had 456,670,424 shares of common stock outstanding at December 31, 2013.  PG&E Corporation held all of the Utility's outstanding common stock at December 31, 2013.

In May 2013, PG&E Corporation entered into a new equity distribution agreement providing for the sale of PG&E Corporation common stock having an aggregate gross sales price of up to $400 million.  As of December 31, 2013, PG&E Corporation had       sold common stock having an aggregate gross sales price of $395 million and had the ability to issue an additional $5 million of its common stock under this agreement.  During 2013, PG&E Corporation paid commissions of $3 million under this agreement.

            During 2013, PG&E Corporation issued 26 million shares of its common stock for aggregate net cash proceeds of $1,045 million in the following transactions:

 7 million shares were sold in an underwritten public offering for cash proceeds of $300 million, net of fees and commissions;
 8 million shares were issued for cash proceeds of $290 million under the PG&E Corporation 401(k) plan, the Dividend Reinvestment and Stock Purchase Plan, and share-based compensation plans; and
 11 million shares were sold for cash proceeds of $455 million, net of commissions paid of $4 million, under equity       distribution agreements.

Dividends

The Board of Directors of PG&E Corporation and the Utility declare dividends quarterly.  Under the Utility's Articles of Incorporation, the Utility cannot pay common stock dividends unless all cumulative preferred dividends on the Utility's preferred stock have been paid.  For 2013, the Board of Directors of PG&E Corporation declared a quarterly common stock dividend of $0.455 per share.

Under their respective credit agreements, PG&E Corporation and the Utility are each required to maintain a ratio of consolidated total debt to consolidated capitalization of at most 65%.  Based on the calculation of this ratio, $493 million of the Utility's reinvested earnings was restricted at December 31, 2013.  In addition, the CPUC requires the Utility to maintain a capital structure composed of at least 52% equity on average.  At December 31, 2013, the Utility was required to maintain reinvested earnings of $7.4 billion as equity to meet this requirement.

In addition, to comply with the revolving credit facility's 65% ratio requirement and the CPUC's requirement to maintain a 52% equity component, $7.7 billion and $14.6 billion of the Utility's net assets were restricted at December 31, 2013 to comply with these requirements, respectively, and could not be transferred to PG&E Corporation in the form of cash dividends.  As a holding company, PG&E Corporation depends on cash distributions from the Utility to meet its debt service and other financial obligations and to pay dividends on its common stock.

Long-Term Incentive Plan

The PG&E Corporation LTIP permits various forms of share-based incentive awards, including stock options, stock appreciation rights, restricted stock awards, RSUs, performance shares, deferred compensation awards, and other share-based awards, to eligible employees of PG&E Corporation and its subsidiaries.  Non-employee directors of PG&E Corporation are also eligible to receive certain share-based awards.  A maximum of 12 million shares of PG&E Corporation common stock (subject to adjustment for changes in capital structure, stock dividends, or other similar events) has been reserved for issuance under the 2006 LTIP, of which 3,310,474 shares were available for future awards at December 31, 2013.

The following table provides a summary of total share-based compensation expense recognized by PG&E Corporation for share-based incentive awards for 2013, 2012, and 2011:

(in millions)	2013	2012	2011
Restricted stock units	$36	$31	$23
Performance shares:
Equity awards	28	26	16
Liability awards	-	-	(13)
Total compensation expense (pre-tax)	$64	$57	$26
Total compensation expense (after-tax)	$38	$34	$16

Share-based compensation costs capitalized during 2013, 2012, and 2011 was immaterial.  There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Restricted Stock Units

RSU awards issued and outstanding under the LTIP generally vest over three year periods.  RSUs generally vest in 20% increments on the first business day of March in year one, two, and three, with the remaining 40% vesting on the first business day of March in year four.  Vested RSUs are settled in shares of PG&E Corporation common stock.  Additionally, upon settlement, RSU recipients receive payment for the amount of dividend equivalents associated with the vested RSUs that have accrued since the date of grant.  RSU expense is generally recognized ratably over the vesting period based on the fair values determined.  The weighted average grant-date fair value for RSUs granted during 2013, 2012, and 2011 was $42.92, $42.17, and $45.10, respectively.  The total fair value of RSUs that vested during 2013, 2012, and 2011 was $30 million, $18 million, and $11 million, respectively.  The tax benefit from RSUs that vested during each period was not material.  As of December 31, 2013, $50 million of total unrecognized compensation costs related to nonvested RSUs was expected to be recognized over the remaining weighted average period of 2.17 years.

The following table summarizes RSU activity for 2013:

	Number of	Weighted Average Grant-
	Restricted Stock Units	Date Fair Value
Nonvested at January 1	2,069,291	$42.52
Granted	993,115	$42.92
Vested	(719,071)	$41.03
Forfeited	(43,314)	$42.68
Nonvested at December 31	2,300,021	$43.16

Performance Shares

Performance shares awarded to recipients under the LTIP are for a specified number of shares of common stock (or cash with respect to grants before 2010) based on PG&E Corporation's total shareholder return relative to a specified group of industry peer companies over a three-year performance period.  Performance shares vest after three years of service.  Performance share expense is generally recognized ratably over the applicable three-year period based on the fair values determined.  Dividend equivalents on performance shares, if any, will be paid in cash upon the vesting date based on the amount of common stock to which the recipients are entitled.

Total compensation expense for performance shares is based on the grant-date fair value, which is determined using a Monte Carlo simulation valuation model.  The weighted average grant-date fair value for performance shares granted during 2013, 2012, and 2011 was $33.45, $41.93, and $33.91 respectively.  There was no tax benefit associated with performance shares that vested during each of these periods.  As of December 31, 2013, $29 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted average period of 1.25 years.

The following table summarizes performance shares classified as equity awards activity for 2013:

	Number of	Weighted Average Grant-
	Performance Shares	Date Fair Value
Nonvested at January 1	1,497,473	$38.15
Granted	911,620	$33.45
Vested	-	$-
Forfeited (1)	(617,773)	$34.22
Nonvested at December 31	1,791,320	$37.85

(1) Includes performance shares that expired with zero value as performance targets were not met.